SHIPS, PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Beginning balance	$ 249,602
Ending balance	305,197	$ 249,602
Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	457,790	447,690
Additions	106,201	21,719
Disposals	(3,216)	(6,706)
Acquired on acquisition of subsidiary (Note 41.2)		11,000
Reclassification to inventories (Note 13)	(40,871)	(15,203)
Reclassified to disposal group held for sale (Note 40)	(144)
Reclassification from construction in progress	0
Effect of foreign currency exchange differences	79	(710)
Ending balance	519,839	457,790
Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	124,281	120,230
Depreciation	17,684	14,274
Disposals	(2,696)	(6,182)
Reclassification to inventories (Note 13)	(11,659)	(3,443)
Reclassified to disposal group held for sale (Note 40)	(142)
Effect of foreign currency exchange differences	71	(598)
Ending balance	127,539	124,281
Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	83,907	88,868
Disposals	(519)	(522)
Impairment loss recognised on financial assets	16,995
Reclassification to inventories (Note 13)	(13,280)	(4,439)
Ending balance	87,103	83,907
Office equipment, furniture and fittings and motor vehicles [member]
Statement1 [Line Items]
Beginning balance	472
Ending balance	387	472
Office equipment, furniture and fittings and motor vehicles [member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	5,020	5,894
Additions	70	88
Disposals	(26)	(296)
Acquired on acquisition of subsidiary (Note 41.2)		0
Reclassification to inventories (Note 13)	0	0
Reclassified to disposal group held for sale (Note 40)	(144)
Effect of foreign currency exchange differences	74	(666)
Ending balance	4,994	5,020
Office equipment, furniture and fittings and motor vehicles [member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	4,548	5,263
Depreciation	155	179
Disposals	(25)	(296)
Reclassification to inventories (Note 13)	0	0
Reclassified to disposal group held for sale (Note 40)	(142)
Effect of foreign currency exchange differences	71	(598)
Ending balance	4,607	4,548
Office equipment, furniture and fittings and motor vehicles [member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	0	0
Disposals	0	0
Impairment loss recognised on financial assets	0
Reclassification to inventories (Note 13)	0	0
Ending balance	0	0
Plant and equipment [Member]
Statement1 [Line Items]
Beginning balance	1,269
Ending balance	495	1,269
Plant and equipment [Member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	5,371	6,205
Additions	24	280
Disposals	(593)	(1,057)
Acquired on acquisition of subsidiary (Note 41.2)		0
Reclassification to inventories (Note 13)	0	(57)
Reclassified to disposal group held for sale (Note 40)	0
Effect of foreign currency exchange differences	0	0
Ending balance	4,802	5,371
Plant and equipment [Member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	4,102	4,448
Depreciation	798	768
Disposals	(593)	(1,057)
Reclassification to inventories (Note 13)	0	(57)
Reclassified to disposal group held for sale (Note 40)	0
Effect of foreign currency exchange differences	0	0
Ending balance	4,307	4,102
Plant and equipment [Member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	0	0
Disposals	0	0
Impairment loss recognised on financial assets	0
Reclassification to inventories (Note 13)	0	0
Ending balance	0	0
Ships [member]
Statement1 [Line Items]
Beginning balance	235,795
Ending balance	300,072	235,795
Ships [member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	427,838	421,434
Additions	54,000	9,980
Disposals	(70)	0
Acquired on acquisition of subsidiary (Note 41.2)		10,584
Reclassification to inventories (Note 13)	(38,847)	(14,160)
Reclassified to disposal group held for sale (Note 40)	0
Reclassification from construction in progress	54,648
Effect of foreign currency exchange differences	0	0
Ending balance	497,569	427,838
Ships [member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	111,311	103,994
Depreciation	13,562	10,520
Disposals	(70)	0
Reclassification to inventories (Note 13)	(10,785)	(3,203)
Reclassified to disposal group held for sale (Note 40)	0
Effect of foreign currency exchange differences	0	0
Ending balance	114,018	111,311
Ships [member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	80,732	85,171
Disposals	0	0
Impairment loss recognised on financial assets	14,877
Reclassification to inventories (Note 13)	(12,130)	(4,439)
Ending balance	83,479	80,732
Drydocking [Member]
Statement1 [Line Items]
Beginning balance	5,730
Ending balance	3,511	5,730
Drydocking [Member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	12,914	13,077
Additions	2,517	5,760
Disposals	(2,527)	(5,353)
Acquired on acquisition of subsidiary (Note 41.2)		416
Reclassification to inventories (Note 13)	(2,024)	(986)
Reclassified to disposal group held for sale (Note 40)	0
Reclassification from construction in progress	552
Effect of foreign currency exchange differences	0	0
Ending balance	11,432	12,914
Drydocking [Member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	4,320	6,525
Depreciation	3,169	2,807
Disposals	(2,008)	(4,829)
Reclassification to inventories (Note 13)	(874)	(183)
Reclassified to disposal group held for sale (Note 40)	0
Effect of foreign currency exchange differences	0	0
Ending balance	4,607	4,320
Drydocking [Member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	2,865	3,387
Disposals	(519)	(522)
Impairment loss recognised on financial assets	2,118
Reclassification to inventories (Note 13)	(1,150)	0
Ending balance	3,314	2,865
Construction in progress [member]
Statement1 [Line Items]
Beginning balance	6,074
Ending balance	464	6,074
Construction in progress [member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	6,384	773
Additions	49,590	5,611
Disposals	0	0
Acquired on acquisition of subsidiary (Note 41.2)		0
Reclassification to inventories (Note 13)	0	0
Reclassified to disposal group held for sale (Note 40)	0
Reclassification from construction in progress	(55,200)
Effect of foreign currency exchange differences	0	0
Ending balance	774	6,384
Construction in progress [member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	0	0
Depreciation	0	0
Disposals	0	0
Reclassification to inventories (Note 13)	0	0
Reclassified to disposal group held for sale (Note 40)	0
Effect of foreign currency exchange differences	0	0
Ending balance	0	0
Construction in progress [member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	310	310
Disposals	0	0
Impairment loss recognised on financial assets	0
Reclassification to inventories (Note 13)	0	0
Ending balance	310	310
Free hold land and buildings [Member]
Statement1 [Line Items]
Beginning balance	263
Ending balance	268	263
Free hold land and buildings [Member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	263	307
Additions	0	0
Disposals	0	0
Acquired on acquisition of subsidiary (Note 41.2)		0
Reclassification to inventories (Note 13)	0	0
Reclassified to disposal group held for sale (Note 40)	0
Reclassification from construction in progress	0
Effect of foreign currency exchange differences	5	(44)
Ending balance	268	263
Free hold land and buildings [Member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	0	0
Depreciation	0	0
Disposals	0	0
Reclassification to inventories (Note 13)	0	0
Reclassified to disposal group held for sale (Note 40)	0
Effect of foreign currency exchange differences	0	0
Ending balance	0	0
Free hold land and buildings [Member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	0	0
Disposals	0	0
Impairment loss recognised on financial assets	0
Reclassification to inventories (Note 13)	0	0
Ending balance	$ 0	$ 0